FINANCIAL LIABILITIES (Convertible Notes Measured at Fair Value) (Details)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Convertible Notes [Member] CNY	Dec. 31, 2011 Convertible Notes [Member] CNY	Dec. 31, 2010 Convertible Notes [Member] CNY	Dec. 21, 2010 Convertible Notes [Member] USD ($)	Dec. 31, 2012 Convertible Notes [Member] ADS [Member] USD ($)
Financial Liability [Line Items]
Convertible notes issued								$ 184,000,000
Issuance of convertible note, covering over-allotment option								24,000,000
Convertible note issuance date					Dec. 21, 2010
Convertible note maturity date					Dec. 15, 2015
Convertible note interest rate					2.00%
Conversion rate									20.2560 ADSs per US$1,000 principal amount of Notes
Shares initial conversion price									$ 49.37
Minimum percentage of voting power, that should be owned by any "person" or "group", to be defined as fundamental change					50.00%
Principal amount of note, percentage					100.00%
Effective period of shelf registration statement after original issuance					210 days
Percentage of additional interest expense					0.50%
Fair value of financial liability, convertible notes					1,056,209,000	971,693,000
Foreign exchange (loss)/gain	35,000	217,000	15,849,000	(4,350,000)	2,583,000	57,337,000	6,848,000
(Loss)/gain on change in fair value of convertible notes	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)	(87,099,000)	198,547,000	(9,040,000)
One-time charge of issuance costs	$ 0	0	0	42,559,000			42,559,000